Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Total minimum lease payments, under non-cancellable operating leases
Total minimum lease payments, under non-cancellable operating leases, are as follows:

	2017	2016	2015

Less than one year	12,783	803	45
More than one year and less than five years	16,877	28,349	39,015
	29,660	29,152	39,060